Fair Value - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Apr. 14, 2025	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Assets:
Investment in debt security - AFS	$ 9,017		$ 11,187		$ 0
Liabilities:
Earnout liability	4,370		14,752
Warrant liability	22,996		34,023		0
Embedded derivative liability - Convertible Debentures	1,796		0		1,994
2024 WTI Warrant liability
Liabilities:
Warrant liability	12,450		17,230
2025 WTI Warrant liability
Liabilities:
Warrant liability	3,400	$ 3,090
Private placement warrants
Liabilities:
Warrant liability	7,146		16,793	$ 786
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Investment in debt security - AFS	0		0
Liabilities:
Earnout liability	0		0
Embedded derivative liability - Convertible Debentures	0				0
Quoted Prices in Active Markets for Identical Assets (Level 1) | 2024 WTI Warrant liability
Liabilities:
Warrant liability	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) | 2025 WTI Warrant liability
Liabilities:
Warrant liability	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Private placement warrants
Liabilities:
Warrant liability	0		0
Significant Other Observable Inputs (Level 2)
Assets:
Investment in debt security - AFS	0		0
Liabilities:
Earnout liability	0		0
Embedded derivative liability - Convertible Debentures	0				0
Significant Other Observable Inputs (Level 2) | 2024 WTI Warrant liability
Liabilities:
Warrant liability	0		0
Significant Other Observable Inputs (Level 2) | 2025 WTI Warrant liability
Liabilities:
Warrant liability	0
Significant Other Observable Inputs (Level 2) | Private placement warrants
Liabilities:
Warrant liability	7,146		16,793
Significant Unobservable Inputs (Level 3)
Assets:
Investment in debt security - AFS	9,017		11,187
Liabilities:
Earnout liability	4,370		14,752
Embedded derivative liability - Convertible Debentures	1,796				$ 1,994
Significant Unobservable Inputs (Level 3) | 2024 WTI Warrant liability
Liabilities:
Warrant liability	12,450		17,230
Significant Unobservable Inputs (Level 3) | 2025 WTI Warrant liability
Liabilities:
Warrant liability	3,400
Significant Unobservable Inputs (Level 3) | Private placement warrants
Liabilities:
Warrant liability	$ 0		$ 0